Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Revenues	$ 621	$ 1,520	$ 395
COSTS AND EXPENSES:
COST OF REVENUES	(1,555)	(1,890)	(4,088)
RESEARCH AND DEVELOPMENT, NET	(3,178)	(4,695)	(3,664)
SELLING AND MARKETING	(1,148)	(1,201)	(638)
GENERAL AND ADMINISTRATIVE	(4,637)	(4,429)	(2,500)
ROTEM 1 PROJECT – IMPAIRMENT AND CLOSURE LOSS, NET		(251)	(82)
OTHER INCOME (EXPENSES), NET	37	(737)	(295)
OPERATING LOSS	(9,860)	(11,683)	(10,872)
INTEREST EXPENSES	(100)	(92)
OTHER FINANCIAL INCOME (EXPENSES), NET	312	683	(145)
FINANCIAL INCOME (EXPENSES), NET	212	591	(145)
NET LOSS	$ (9,648)	$ (11,092)	$ (11,017)
NET LOSS PER ORDINARY SHARE:
Basic and diluted loss (in Dollars per share)	$ (4.99)	$ (7.58)	$ (9.23)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE (in Shares)	1,952,097	1,462,776	1,193,447
NET LOSS, as above	$ (9,648)	$ (11,092)	$ (11,017)
OTHER COMPREHENSIVE LOSS – EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENECY	(476)	(778)	52
COMPREHENSIVE LOSS	(10,124)	(11,870)	(10,965)
Licensing fees
REVENUES:
Revenues		1,500
Thermal Energy Storage Units Sold
REVENUES:
Revenues			285
Engineering Services
REVENUES:
Revenues	$ 621	$ 20	$ 110